FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
9.   FINANCIAL INSTRUMENTS

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	836	836	941	941

The estimated fair values of financial assets are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	836	836	—	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Concentrations of risk
There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.